Long-Term Incentive Plans (LTIPs) - 2018 HeadHunter Unit Option Plan (Details) - 2018 HeadHunter Unit Option Plan ₽ / shares in Units, ₽ in Thousands				12 Months Ended
	May 26, 2020 RUB (₽) Options ₽ / shares	Mar. 05, 2020 RUB (₽) Y Options ₽ / shares	May 28, 2019 RUB (₽) Y Options ₽ / shares	Dec. 31, 2021 RUB (₽) Options $ / shares	Dec. 31, 2018 shares	Dec. 31, 2020 RUB (₽)	Dec. 31, 2019 RUB (₽)
Equity Settled Awards [Member]
Management incentive agreement
Number of new shares to be issued | shares					600
Percentage of net proceeds from liquidity event					0.005%
Equity Settled Awards [Member] | Vesting at 3 years of service
Management incentive agreement
Percentage of vesting					20.00%
Vesting period					3 years
Equity Settled Awards [Member] | Annually at 4, 5 and 6 years of service
Management incentive agreement
Percentage of vesting					20.00%
Equity Settled Awards [Member] | Vesting at 7 years of service
Management incentive agreement
Vesting period					7 years
Award Series 1
Management incentive agreement
Number of units			300	300		300	300
Exercise price (per unit) | $ / shares				$ 13.50
Fair value at grant date				$ 265,394
Award Series 1, Tranche 1 | Monte-Carlo pricing model
Management incentive agreement
Expected volatility			43.00%
Expected dividend yield			1.53%
Risk-free interest rate			1.74%
Expected life at grant date (years) | Y			3
Forfeiture rate			3.39%
Fair value (per unit) | ₽ / shares			₽ 763
Fair value at grant date			₽ 44,205
Award Series 1, Tranche 2 | Monte-Carlo pricing model
Management incentive agreement
Expected volatility			43.00%
Expected dividend yield			1.53%
Risk-free interest rate			1.77%
Expected life at grant date (years) | Y			4
Forfeiture rate			3.39%
Fair value (per unit) | ₽ / shares			₽ 859
Fair value at grant date			₽ 49,815
Award Series 1, Tranche 3 | Monte-Carlo pricing model
Management incentive agreement
Expected volatility			43.00%
Expected dividend yield			1.53%
Risk-free interest rate			1.80%
Expected life at grant date (years) | Y			5
Forfeiture rate			3.39%
Fair value (per unit) | ₽ / shares			₽ 932
Fair value at grant date			₽ 54,036
Award Series 1, Tranche 4 | Monte-Carlo pricing model
Management incentive agreement
Expected volatility			43.00%
Expected dividend yield			1.53%
Risk-free interest rate			1.86%
Expected life at grant date (years) | Y			6
Forfeiture rate			3.39%
Fair value (per unit) | ₽ / shares			₽ 996
Fair value at grant date			₽ 57,738
Award Series 1, Tranche 5 | Monte-Carlo pricing model
Management incentive agreement
Expected volatility			43.00%
Expected dividend yield			1.53%
Risk-free interest rate			1.92%
Expected life at grant date (years) | Y			7
Forfeiture rate			3.39%
Fair value (per unit) | ₽ / shares			₽ 1,028
Fair value at grant date			₽ 59,600
Award Series 2
Management incentive agreement
Number of units | Options		41		41
Exercise price (per unit) | $ / shares				$ 21.23
Fair value at grant date				$ 30,787
Award Series 2, Tranche 1 | Monte-Carlo pricing model
Management incentive agreement
Expected volatility		50.00%
Expected dividend yield		1.94%
Risk-free interest rate		0.29%
Expected life at grant date (years) | Y		3
Forfeiture rate		3.39%
Fair value (per unit) | ₽ / shares		₽ 498
Fair value at grant date		₽ 3,946
Award Series 2, Tranche 2 | Monte-Carlo pricing model
Management incentive agreement
Expected volatility		50.00%
Expected dividend yield		1.94%
Risk-free interest rate		0.33%
Expected life at grant date (years) | Y		4
Forfeiture rate		3.39%
Fair value (per unit) | ₽ / shares		₽ 668
Fair value at grant date		₽ 5,292
Award Series 2, Tranche 3 | Monte-Carlo pricing model
Management incentive agreement
Expected volatility		50.00%
Expected dividend yield		1.94%
Risk-free interest rate		0.37%
Expected life at grant date (years) | Y		5
Forfeiture rate		3.39%
Fair value (per unit) | ₽ / shares		₽ 802
Fair value at grant date		₽ 6,355
Award Series 2, Tranche 4 | Monte-Carlo pricing model
Management incentive agreement
Expected volatility		50.00%
Expected dividend yield		1.94%
Risk-free interest rate		0.46%
Expected life at grant date (years) | Y		6
Forfeiture rate		3.39%
Fair value (per unit) | ₽ / shares		₽ 924
Fair value at grant date		₽ 7,319
Award Series 2, Tranche 5 | Monte-Carlo pricing model
Management incentive agreement
Expected volatility		50.00%
Expected dividend yield		1.94%
Risk-free interest rate		0.55%
Expected life at grant date (years) | Y		7
Forfeiture rate		3.39%
Fair value (per unit) | ₽ / shares		₽ 994
Fair value at grant date		₽ 7,875
Award Series 3
Management incentive agreement
Number of units | Options	33			33
Exercise price (per unit) | $ / shares				$ 18.92
Fair value at grant date				$ 40,448
Award Series 3, Tranche 1 | Monte-Carlo pricing model
Management incentive agreement
Expected volatility	50.00%
Expected dividend yield	1.85%
Risk-free interest rate	0.22%
Expected life at grant date (years)	3
Forfeiture rate	3.39%
Fair value (per unit) | ₽ / shares	₽ 1,008
Fair value at grant date	₽ 6,428
Award Series 3, Tranche 2 | Monte-Carlo pricing model
Management incentive agreement
Expected volatility	50.00%
Expected dividend yield	1.85%
Risk-free interest rate	0.27%
Expected life at grant date (years)	4
Forfeiture rate	3.39%
Fair value (per unit) | ₽ / shares	₽ 1,172
Fair value at grant date	₽ 7,476
Award Series 3, Tranche 3 | Monte-Carlo pricing model
Management incentive agreement
Expected volatility	50.00%
Expected dividend yield	1.85%
Risk-free interest rate	0.32%
Expected life at grant date (years)	5
Forfeiture rate	3.39%
Fair value (per unit) | ₽ / shares	₽ 1,298
Fair value at grant date	₽ 8,278
Award Series 3, Tranche 4 | Monte-Carlo pricing model
Management incentive agreement
Expected volatility	50.00%
Expected dividend yield	1.85%
Risk-free interest rate	0.42%
Expected life at grant date (years)	6
Forfeiture rate	3.39%
Fair value (per unit) | ₽ / shares	₽ 1,404
Fair value at grant date	₽ 8,954
Award Series 3, Tranche 5 | Monte-Carlo pricing model
Management incentive agreement
Expected volatility	50.00%
Expected dividend yield	1.85%
Risk-free interest rate	0.51%
Expected life at grant date (years)	7
Forfeiture rate	3.39%
Fair value (per unit) | ₽ / shares	₽ 1,460
Fair value at grant date	₽ 9,312